Debt issues	12 Months Ended
Sep. 30, 2018
Debt issues
Debt issues

Note 19. Debt issues

Accounting policy

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in the Group. Debt issues also include acceptances which are bills of exchange initially accepted and discounted by the Group that have been subsequently rediscounted into the market. Bill financing provided to customers by accepting and discounting of bills of exchange is reported as part of loans.

Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.

Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

They are measured at fair value with changes in fair value (except those due to changes in credit risk) recognised as non-interest income.

The change in the fair value that is due to credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Interest expense incurred is recognised within net interest income using the effective interest rate method.

In the table below, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Short-term debt:
Own issuances1	26,266	31,514	26,266	30,002
Customer conduits2	-	392	-	-
Acceptances	-	6	-	6

Total short-term debt1	26,266	31,912	26,266	30,008

Long-term debt:
Covered bonds	35,434	34,516	30,268	29,698
Senior1	103,159	93,476	95,754	84,410
Securitisation	7,588	8,209	-	-
Structured notes	149	243	-	-

Total long-term debt1	146,330	136,444	126,022	114,108

Total debt issues	172,596	168,356	152,288	144,116

Debt issues at fair value3	3,355	4,673	3,223	2,940
Debt issues at amortised cost	169,241	163,683	149,065	141,176

Total debt issues	172,596	168,356	152,288	144,116

Movement Reconciliation ($m)

Balance as at 1 October 2017	168,356		144,116
Issuances	59,456		57,440
Maturities, repayments, buy backs and reductions	(64,698)		(58,005)
Other cash movements	-		-

Total cash movements	(5,242)		(565)

Foreign exchange translation impact	11,022		10,252
Fair value adjustments	(244)		(240)
Fair value hedge accounting adjustments	(1,313)		(1,288)
Other (amortisation of bond issue costs, etc.)	17		13

Total non-cash movements	9,482		8,737

Balance as at 30 September 2018	172,596		152,288

1Comparatives have been revised for consistency.
2Further information on customer conduits is disclosed in Note 25.

3The contractual outstanding amount payable at maturity for the Group is $3,475 million (2017: $4,604 million) and for the Parent Entity is $3,344 million (2017: $2,875 million). The cumulative change in the fair value of debt issues which is attributable to changes in Westpac’s own credit risk is a decrease of $45 million (2017: $2 million decrease) for the Group and Parent Entity.

Consolidated
$m		2018	2017
Short-term debt
Own issuances:
US commercial paper		18,675	26,167
Senior debt1:
AUD		550	1,900
GBP		6,604	2,916
Other		437	531

Total own issuances1		26,266	31,514

Asset backed commercial paper (by currency):
AUD		-	392

Total assets backed commercial paper		-	392

Acceptances		-	6

Total short-term debt		26,266	31,912

Long-term debt (by currency)1:
AUD		37,571	35,780
CHF		2,953	1,903
EUR		31,734	25,049
GBP		5,290	4,922
JPY		3,226	2,137
NZD		2,294	3,416
USD		60,336	60,971
Other		2,926	2,266

Total long-term debt1		146,330	136,444

Consolidated
$m	2018	2017	2016

Short-term borrowings
US commercial paper
Maximum amount outstanding at any month end	28,331	27,456	36,478
Approximate average amount outstanding	23,315	23,025	26,351
Approximate weighted average interest rate on:
Average amount outstanding	2.0%	1.3%	0.7%
Outstanding as at end of the year	2.5%	1.2%	0.9%

The Group manages foreign exchange exposure from debt issuances as part of its hedging activities. Further details of the Group’s hedge accounting are in Note 21.

1Comparatives have been revised for consistency.